Distribution Date:	02/17/23	JPMBB Commercial Mortgage Securities Trust 2014-C24
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	JPMBB Commercial Mortgage Securities Trust
Series 2014-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643GAA8	1.538600%	35,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643GAB6	2.940300%	184,014,000.00	4,311,413.36	0.00	10,564.04	0.00	0.00	10,564.04	4,311,413.36	37.75%	30.00%
A-3	46643GAC4	3.098300%	41,040,000.00	41,040,000.00	0.00	105,961.86	0.00	0.00	105,961.86	41,040,000.00	37.75%	30.00%
A-4A1	46643GAD2	3.372600%	190,000,000.00	190,000,000.00	0.00	533,995.00	0.00	0.00	533,995.00	190,000,000.00	37.75%	30.00%
A-4A2	46643GAQ3	3.372600%	75,000,000.00	75,000,000.00	0.00	210,787.50	0.00	0.00	210,787.50	75,000,000.00	37.75%	30.00%
A-5	46643GAE0	3.638500%	297,354,000.00	297,354,000.00	0.00	901,602.11	0.00	0.00	901,602.11	297,354,000.00	37.75%	30.00%
A-SB	46643GAF7	3.367500%	66,649,000.00	22,366,493.11	1,094,299.10	62,765.97	0.00	0.00	1,157,065.07	21,272,194.01	37.75%	30.00%
A-S	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00	30.20%	24.00%
B	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	261,614.47	0.00	0.00	261,614.47	76,278,000.00	22.65%	18.00%
C	46643GAL4	4.383020%	47,675,000.00	47,675,000.00	0.00	174,133.73	0.00	0.00	174,133.73	47,675,000.00	17.93%	14.25%
D	46643GAY6	3.883020%	81,046,000.00	81,046,000.00	0.00	262,252.70	0.00	0.00	262,252.70	81,046,000.00	9.91%	7.88%
E	46643GBA7	4.000000%	25,426,000.00	25,426,000.00	0.00	84,753.33	0.00	0.00	84,753.33	25,426,000.00	7.39%	5.88%
F	46643GBC3	4.000000%	14,303,000.00	14,303,000.00	0.00	47,676.67	0.00	0.00	47,676.67	14,303,000.00	5.98%	4.75%
NR*	46643GBE9	4.000000%	60,387,147.00	60,387,147.00	0.00	46,200.33	0.00	0.00	46,200.33	60,387,147.00	0.00%	0.00%
ESK	46643GAN0	9.989200%	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643GBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,315,148.00	1,011,466,053.47	1,094,299.10	2,951,117.09	0.00	0.00	4,045,416.19	1,010,371,754.37

X-A	46643GAG5	0.858733%	966,200,000.00	706,350,906.47	0.00	505,472.58	0.00	0.00	505,472.58	705,256,607.37
X-B1	46643GBJ8	0.267320%	76,278,000.00	76,278,000.00	0.00	16,992.19	0.00	0.00	16,992.19	76,278,000.00
X-B2	46643GAH3	0.500000%	81,046,000.00	81,046,000.00	0.00	33,769.17	0.00	0.00	33,769.17	81,046,000.00
X-C	46643GAS9	0.383020%	25,426,000.00	25,426,000.00	0.00	8,115.55	0.00	0.00	8,115.55	25,426,000.00
X-D	46643GAU4	0.383020%	14,303,000.00	14,303,000.00	0.00	4,565.28	0.00	0.00	4,565.28	14,303,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643GAW0	0.383020%	60,387,147.00	60,387,147.00	0.00	19,274.57	0.00	0.00	19,274.57	60,387,147.00
Notional SubTotal			1,223,640,147.00	963,791,053.47	0.00	588,189.34	0.00	0.00	588,189.34	962,696,754.37

Deal Distribution Total					1,094,299.10	3,539,306.43	0.00	0.00	4,633,605.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643GAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643GAB6	23.42981164	0.00000000	0.05740889	0.00000000	0.00000000	0.00000000	0.00000000	0.05740889	23.42981164
A-3	46643GAC4	1,000.00000000	0.00000000	2.58191667	0.00000000	0.00000000	0.00000000	0.00000000	2.58191667	1,000.00000000
A-4A1	46643GAD2	1,000.00000000	0.00000000	2.81050000	0.00000000	0.00000000	0.00000000	0.00000000	2.81050000	1,000.00000000
A-4A2	46643GAQ3	1,000.00000000	0.00000000	2.81050000	0.00000000	0.00000000	0.00000000	0.00000000	2.81050000	1,000.00000000
A-5	46643GAE0	1,000.00000000	0.00000000	3.03208334	0.00000000	0.00000000	0.00000000	0.00000000	3.03208334	1,000.00000000
A-SB	46643GAF7	335.58632703	16.41883749	0.94173911	0.00000000	0.00000000	0.00000000	0.00000000	17.36057660	319.16748953
A-S	46643GAJ9	1,000.00000000	0.00000000	3.26183327	0.00000000	0.00000000	0.00000000	0.00000000	3.26183327	1,000.00000000
B	46643GAK6	1,000.00000000	0.00000000	3.42974999	0.00000000	0.00000000	0.00000000	0.00000000	3.42974999	1,000.00000000
C	46643GAL4	1,000.00000000	0.00000000	3.65251662	0.00000000	0.00000000	0.00000000	0.00000000	3.65251662	1,000.00000000
D	46643GAY6	1,000.00000000	0.00000000	3.23585001	0.00000000	0.00000000	0.00000000	0.00000000	3.23585001	1,000.00000000
E	46643GBA7	1,000.00000000	0.00000000	3.33333320	0.00000000	0.00000000	0.00000000	0.00000000	3.33333320	1,000.00000000
F	46643GBC3	1,000.00000000	0.00000000	3.33333357	0.00000000	0.00000000	0.00000000	0.00000000	3.33333357	1,000.00000000
NR	46643GBE9	1,000.00000000	0.00000000	0.76506893	2.56826440	65.05166074	0.00000000	0.00000000	0.76506893	1,000.00000000
ESK	46643GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643GBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643GAG5	731.06076016	0.00000000	0.52315523	0.00000000	0.00000000	0.00000000	0.00000000	0.52315523	729.92817985
X-B1	46643GBJ8	1,000.00000000	0.00000000	0.22276659	0.00000000	0.00000000	0.00000000	0.00000000	0.22276659	1,000.00000000
X-B2	46643GAH3	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-C	46643GAS9	1,000.00000000	0.00000000	0.31918312	0.00000000	0.00000000	0.00000000	0.00000000	0.31918312	1,000.00000000
X-D	46643GAU4	1,000.00000000	0.00000000	0.31918339	0.00000000	0.00000000	0.00000000	0.00000000	0.31918339	1,000.00000000
X-E	46643GAW0	1,000.00000000	0.00000000	0.31918332	0.00000000	0.00000000	0.00000000	0.00000000	0.31918332	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/23 - 01/30/23	30	0.00	10,564.04	0.00	10,564.04	0.00	0.00	0.00	10,564.04	0.00
A-3	01/01/23 - 01/30/23	30	0.00	105,961.86	0.00	105,961.86	0.00	0.00	0.00	105,961.86	0.00
A-4A1	01/01/23 - 01/30/23	30	0.00	533,995.00	0.00	533,995.00	0.00	0.00	0.00	533,995.00	0.00
A-4A2	01/01/23 - 01/30/23	30	0.00	210,787.50	0.00	210,787.50	0.00	0.00	0.00	210,787.50	0.00
A-5	01/01/23 - 01/30/23	30	0.00	901,602.11	0.00	901,602.11	0.00	0.00	0.00	901,602.11	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	62,765.97	0.00	62,765.97	0.00	0.00	0.00	62,765.97	0.00
X-A	01/01/23 - 01/30/23	30	0.00	505,472.58	0.00	505,472.58	0.00	0.00	0.00	505,472.58	0.00
X-B1	01/01/23 - 01/30/23	30	0.00	16,992.19	0.00	16,992.19	0.00	0.00	0.00	16,992.19	0.00
X-B2	01/01/23 - 01/30/23	30	0.00	33,769.17	0.00	33,769.17	0.00	0.00	0.00	33,769.17	0.00
A-S	01/01/23 - 01/30/23	30	0.00	248,809.38	0.00	248,809.38	0.00	0.00	0.00	248,809.38	0.00
B	01/01/23 - 01/30/23	30	0.00	261,614.47	0.00	261,614.47	0.00	0.00	0.00	261,614.47	0.00
C	01/01/23 - 01/30/23	30	0.00	174,133.73	0.00	174,133.73	0.00	0.00	0.00	174,133.73	0.00
X-C	01/01/23 - 01/30/23	30	0.00	8,115.55	0.00	8,115.55	0.00	0.00	0.00	8,115.55	0.00
X-D	01/01/23 - 01/30/23	30	0.00	4,565.28	0.00	4,565.28	0.00	0.00	0.00	4,565.28	0.00
X-E	01/01/23 - 01/30/23	30	0.00	19,274.57	0.00	19,274.57	0.00	0.00	0.00	19,274.57	0.00
D	01/01/23 - 01/30/23	30	0.00	262,252.70	0.00	262,252.70	0.00	0.00	0.00	262,252.70	0.00
E	01/01/23 - 01/30/23	30	0.00	84,753.33	0.00	84,753.33	0.00	0.00	0.00	84,753.33	0.00
F	01/01/23 - 01/30/23	30	0.00	47,676.67	0.00	47,676.67	0.00	0.00	0.00	47,676.67	0.00
NR	01/01/23 - 01/30/23	30	3,773,194.04	201,290.49	0.00	201,290.49	155,090.16	0.00	0.00	46,200.33	3,928,284.20
ESK	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,773,194.04	3,694,396.59	0.00	3,694,396.59	155,090.16	0.00	0.00	3,539,306.43	3,928,284.20

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	261,614.47	0.00	0.00	261,614.47	76,278,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643GAL4	4.383020%	47,675,000.00	47,675,000.00	0.00	174,133.73	0.00	0.00	174,133.73	47,675,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,232,000.03	200,232,000.00	0.00	684,557.58	0.00	0.00	684,557.58	200,232,000.00

Exchangeable Certificate Details
EC	46643GAM2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,633,605.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,830,352.08	Master Servicing Fee	7,757.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,925.54
Interest Adjustments	(92,977.89)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	435.49
ARD Interest	0.00	Senior Trust Advisor Fee	1,480.67
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,808.96
Total Interest Collected	3,737,374.19

Principal		Expenses/Reimbursements
Scheduled Principal	1,094,299.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,406.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,705.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,094,299.10	Total Expenses/Reimbursements	62,112.27

		Interest Reserve Deposit	123,146.55

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,539,306.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,094,299.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,633,605.53
Total Funds Collected	4,831,673.29	Total Funds Distributed	4,831,673.31

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,011,466,054.02	1,011,466,054.02	Beginning Certificate Balance	1,011,466,053.47
(-) Scheduled Principal Collections	1,094,299.10	1,094,299.10	(-) Principal Distributions	1,094,299.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,010,371,754.92	1,010,371,754.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,012,743,889.26	1,012,743,889.26	Ending Certificate Balance	1,010,371,754.37
Ending Actual Collateral Balance	1,011,836,009.39	1,011,836,009.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP
	9,999,999 or less	11	50,710,546.33	5.02%	19	4.6257	1.695095	1.35 or less	11	309,501,419.34	30.63%	19	4.4859	1.161815
10,000,000 to 19,999,999		4	61,119,266.88	6.05%	19	4.4561	1.384746	1.36 to 1.45	2	10,889,973.34	1.08%	19	4.6686	1.403433
20,000,000 to 24,999,999		2	43,989,640.98	4.35%	19	4.6857	1.373944	1.46 to 1.55	2	30,774,099.24	3.05%	20	4.8087	1.491162
25,000,000 to 49,999,999		5	175,449,525.87	17.36%	20	4.4862	1.728587	1.56 to 1.65	1	73,249,669.07	7.25%	20	4.5700	1.617000
	50,000,000 or greater	7	553,676,420.35	54.80%	19	4.2614	2.388059	1.66 to 1.80	3	75,471,429.51	7.47%	20	4.3062	1.704445
	Totals	44	1,010,371,754.92	100.00%	20	4.3976	2.011263	1.81 to 2.00	2	5,865,676.90	0.58%	20	4.8432	1.972163
								2.01 or greater	8	379,193,133.01	37.53%	19	4.1779	3.104274
								Totals	44	1,010,371,754.92	100.00%	20	4.3976	2.011263
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	125,426,354.51	12.41%	21	4.6528	NAP
							Defeased	17	125,426,354.51	12.41%	21	4.6528	NAP
Arizona	1	17,811,007.72	1.76%	19	4.1300	1.710900
							Industrial	1	3,057,183.54	0.30%	18	4.7500	1.031500
California	1	115,000,000.00	11.38%	19	3.9655	2.586200
							Lodging	4	78,513,219.90	7.77%	20	4.3614	1.572510
Connecticut	2	26,701,802.98	2.64%	19	4.4306	0.935352
							Mixed Use	2	175,426,751.28	17.36%	19	4.5259	1.168611
Illinois	1	45,000,000.00	4.45%	20	4.9350	2.505100
							Mobile Home Park	1	3,901,114.25	0.39%	20	4.8700	1.959000
Indiana	1	15,917,566.04	1.58%	19	4.4480	1.153900
							Multi-Family	2	70,436,203.83	6.97%	20	4.3423	1.538688
Kentucky	1	3,173,156.30	0.31%	19	4.5500	1.354600
							Office	5	183,824,084.65	18.19%	19	4.4983	2.493100
Louisiana	1	18,499,897.86	1.83%	20	4.5000	2.232000
							Retail	14	342,312,095.81	33.88%	19	4.1578	2.645362
Massachusetts	1	10,400,588.45	1.03%	19	4.1300	1.710900
							Self Storage	1	5,573,260.51	0.55%	20	4.5900	2.306600
Michigan	1	3,901,114.25	0.39%	20	4.8700	1.959000
							Totals	47	1,010,371,754.92	100.00%	20	4.3976	2.011263
New York	5	326,733,603.89	32.34%	19	4.5211	1.921386

Ohio	5	36,498,013.41	3.61%	19	4.5132	1.420502

Pennsylvania	2	9,434,803.43	0.93%	19	4.5177	1.523468

Tennessee	1	5,573,260.51	0.55%	20	4.5900	2.306600

Texas	6	222,357,904.34	22.01%	20	4.1010	2.491188

Wisconsin	1	6,041,194.59	0.60%	18	4.8200	1.415900

Totals	47	1,010,371,754.92	100.00%	20	4.3976	2.011263

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP
	4.40000% or less	7	339,870,804.70	33.64%	20	4.0263	2.553232	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	14	455,050,345.54	45.04%	19	4.5065	1.773277	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	12,618,263.86	1.25%	19	4.7141	1.587006	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	77,405,986.31	7.66%	20	4.9221	2.090282	37 to 48 months	2	66,901,486.64	6.62%	20	4.9350	2.166240
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	27	818,043,913.77	80.96%	19	4.3145	2.092309
	Totals	44	1,010,371,754.92	100.00%	20	4.3976	2.011263	Totals	44	1,010,371,754.92	100.00%	20	4.3976	2.011263
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP
	60 months or less	28	884,383,209.58	87.53%	19	4.3611	2.098463	Interest Only	4	305,000,000.00	30.19%	19	4.0352	3.274629
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	23	489,057,135.12	48.40%	20	4.5258	1.551963
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 359 months	1	90,326,074.46	8.94%	18	4.5700	1.085900
	Totals	43	1,009,809,564.09	99.94%	20	4.3973	2.011709	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	1,009,809,564.09	99.94%	20	4.3973	2.011709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	125,426,354.51	12.41%	21	4.6528	NAP	120 months or less	1	562,190.83	0.06%	18	4.8445	1.208900
Underwriter's Information		2	79,401,486.64	7.86%	20	4.1367	2.824194	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	802,486,730.23	79.42%	19	4.3822	2.030098	Totals	1	562,190.83	0.06%	18	4.8445	1.208900
	13 to 24 months	1	3,057,183.54	0.30%	18	4.7500	1.031500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,010,371,754.92	100.00%	20	4.3976	2.011263
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302591104	RT	Grapevine	TX	Actual/360	3.833%	189,771.88	0.00	0.00	N/A	10/01/24	--	57,500,000.00	57,500,000.00	02/01/23
1A	302591114	RT	Grapevine	TX	Actual/360	3.833%	189,771.88	0.00	0.00	N/A	10/01/24	--	57,500,000.00	57,500,000.00	02/01/23
2	302660002	RT	Victorville	CA	Actual/360	3.966%	392,694.65	0.00	0.00	N/A	09/01/24	--	115,000,000.00	115,000,000.00	02/01/23
3	883100293	MU	New York	NY	Actual/360	4.570%	355,866.77	103,824.28	0.00	N/A	08/11/24	--	90,429,898.74	90,326,074.46	02/11/23
4	302660004	MU	New York	NY	Actual/360	4.479%	328,725.13	126,178.26	0.00	N/A	10/01/24	--	85,226,855.08	85,100,676.82	11/01/22
5	302660005	OF	Bronx	NY	Actual/360	4.570%	288,739.85	122,496.84	0.00	N/A	10/01/24	--	73,372,165.91	73,249,669.07	02/01/23
6	302591001	OF	New York	NY	Actual/360	4.452%	287,557.29	0.00	0.00	N/A	08/01/24	--	75,000,000.00	75,000,000.00	02/01/23
7	883100301	RT	North Riverside	IL	Actual/360	4.935%	191,231.25	0.00	0.00	N/A	10/06/24	--	45,000,000.00	45,000,000.00	02/06/23
7A	302660055				Actual/360	4.935%	94.30	0.00	0.00	N/A	10/06/24	--	21,901,486.64	21,901,486.64	09/06/24
8	302660008	MF	San Antonio	TX	Actual/360	4.360%	149,139.69	60,188.69	0.00	N/A	10/01/24	--	39,723,504.36	39,663,315.67	02/01/23
10	302660010	LO	Houston	TX	Actual/360	4.486%	123,056.87	53,991.96	0.00	N/A	10/01/24	--	31,855,717.83	31,801,725.87	07/01/21
12	302660012	MF	San Antonio	TX	Actual/360	4.319%	114,636.95	47,064.64	0.00	N/A	10/01/24	--	30,819,952.80	30,772,888.16	02/01/23
13	302511112	LO	Various	Various	Actual/360	4.130%	100,491.41	44,990.67	0.00	N/A	09/01/24	--	28,256,586.84	28,211,596.17	02/01/23
15	302660015	OF	Plantation	FL	Actual/360	4.930%	102,062.80	47,051.67	0.00	N/A	10/01/25	--	24,041,489.69	23,994,438.02	02/01/23
16	883100305	RT	Cincinnati	OH	Actual/360	4.439%	84,567.27	38,048.17	0.00	N/A	09/06/24	--	22,126,202.51	22,088,154.34	02/06/23
17	302660017	LO	New Orleans	LA	Actual/360	4.500%	71,914.59	58,706.04	0.00	10/01/24	11/01/44	--	18,558,603.90	18,499,897.86	02/01/23
20	302660020	OF	Pittsburgh	PA	Actual/360	4.615%	67,410.03	30,162.80	0.00	N/A	10/01/24	07/01/24	16,962,647.60	16,932,484.80	02/01/23
21	302660021	MF	Providence	RI	Actual/360	4.470%	60,247.15	33,160.15	0.00	N/A	09/01/24	--	15,651,998.28	15,618,838.13	02/01/23
22	883100307	RT	Fort Wayne	IN	Actual/360	4.448%	61,065.69	25,553.56	0.00	N/A	09/06/24	--	15,943,119.60	15,917,566.04	02/06/23
23	883100298	OF	Farmington	CT	Actual/360	4.460%	59,536.17	23,170.90	0.00	N/A	09/06/24	--	15,501,969.18	15,478,798.28	02/06/23
24	302660024	MF	Pensacola	FL	Actual/360	4.680%	48,699.48	21,247.57	0.00	N/A	10/01/24	--	12,084,238.67	12,062,991.10	02/01/23
26	883100289	OF	Meriden	CT	Actual/360	4.390%	42,490.45	17,029.83	0.00	N/A	09/06/24	--	11,240,034.53	11,223,004.70	02/06/23
27	883100300	OF	Philadelphia	PA	Actual/360	4.497%	34,421.30	16,229.41	0.00	N/A	09/06/24	--	8,888,842.01	8,872,612.60	02/06/23
28	883100291	RT	Ocala	FL	Actual/360	4.447%	32,572.58	12,746.11	0.00	N/A	06/06/24	--	8,506,010.16	8,493,264.05	02/06/23
29	302660029	RT	East Liverpool	OH	Actual/360	4.680%	30,676.45	15,504.75	0.00	N/A	10/01/24	--	7,612,022.42	7,596,517.67	02/01/23
30	302660030	MH	Various	IN	Actual/360	4.660%	27,877.78	14,195.48	0.00	N/A	10/01/24	--	6,947,252.79	6,933,057.31	02/01/23
31	302660031	IN	Wauwatosa	WI	Actual/360	4.580%	27,171.56	14,255.87	0.00	N/A	10/01/24	--	6,889,535.76	6,875,279.89	02/01/23
33	302660033	MF	Houston	TX	Actual/360	4.550%	24,153.71	13,051.51	0.00	N/A	07/01/24	--	6,164,718.53	6,151,667.02	02/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	302660034	RT	Mount Pleasant	WI	Actual/360	4.820%	25,125.00	12,212.12	0.00	N/A	08/01/24	--	6,053,406.71	6,041,194.59	02/01/23
35	302660035	IN	Charlotte	NC	Actual/360	4.660%	24,694.00	10,926.31	0.00	N/A	06/01/24	--	6,153,841.36	6,142,915.05	02/01/23
37	302660037	IN	Raleigh	NC	Actual/360	4.490%	20,947.27	11,442.57	0.00	N/A	09/01/24	--	5,417,785.53	5,406,342.96	02/01/23
38	302660038	RT	Wichita Falls	TX	Actual/360	4.720%	21,515.72	10,714.40	0.00	N/A	10/01/24	--	5,293,643.52	5,282,929.12	02/01/23
39	302660039	RT	Garland	TX	Actual/360	4.415%	19,506.56	10,893.27	0.00	10/01/24	01/01/29	--	5,130,867.91	5,119,974.64	02/01/23
40	883100303	SS	Johnson City	TN	Actual/360	4.590%	22,062.54	8,660.27	0.00	N/A	10/06/24	--	5,581,920.78	5,573,260.51	02/06/23
41	302660041	RT	Alliance	OH	Actual/360	4.480%	18,739.61	8,840.34	0.00	N/A	10/01/24	--	4,857,619.09	4,848,778.75	02/01/23
43	302660043	MH	Port Huron	MI	Actual/360	4.870%	16,409.52	11,865.49	0.00	N/A	10/01/24	--	3,912,979.74	3,901,114.25	02/01/23
44	302660044	SS	Sun City	CA	Actual/360	4.650%	14,271.26	7,385.49	0.00	N/A	06/01/24	--	3,564,101.23	3,556,715.74	02/01/23
46	302660046	RT	Harrodsburg	KY	Actual/360	4.550%	12,458.67	6,653.60	0.00	N/A	09/01/24	--	3,179,809.90	3,173,156.30	02/01/23
47	302660047	MF	Simpsonville	SC	Actual/360	4.610%	12,214.68	6,416.01	0.00	N/A	08/01/24	--	3,076,959.79	3,070,543.78	02/01/23
48	302660048	IN	Cheektowaga	NY	Actual/360	4.750%	12,530.29	6,249.01	0.00	N/A	08/01/24	--	3,063,432.55	3,057,183.54	06/01/22
50	302660050	MH	Kalamazoo	MI	Actual/360	4.890%	10,835.08	5,068.49	0.00	N/A	07/01/24	--	2,573,144.16	2,568,075.67	02/01/23
51	302660051	RT	Pittsburgh	PA	Actual/360	4.845%	2,466.77	29,125.35	0.00	N/A	08/01/24	--	591,316.18	562,190.83	02/01/23
52	302660052	SS	Trotwood	OH	Actual/360	4.380%	8,832.65	5,030.70	0.00	N/A	09/01/24	--	2,341,842.57	2,336,811.87	02/01/23
53	883100290	RT	Columbus	OH	Actual/360	4.790%	8,119.64	3,966.52	0.00	N/A	09/06/24	--	1,968,529.17	1,964,562.65	02/06/23
Totals							3,737,374.19	1,094,299.10	0.00				1,011,466,054.02	1,010,371,754.92
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	39,647,457.60	29,671,347.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,643,749.24	9,374,720.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,077,715.83	19,045,303.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,951,036.00	6,858,552.00	07/01/21	06/30/22	09/12/22	0.00	84,186.65	454,110.78	1,363,619.53	2,557.11	0.00
5	8,095,667.54	6,036,902.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	18,537,031.72	14,732,732.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,844,756.34	4,521,213.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,365,016.68	0.00	--	--	--	0.00	0.00	0.00	0.00	15,853.22	0.00
10	2,723,799.00	3,216,384.00	01/01/22	06/30/22	12/12/22	8,657,714.05	1,167,530.32	143,345.58	2,490,404.14	0.00	0.00
12	2,642,763.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	15,877,897.99	18,468,569.99	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,291,589.76	1,503,805.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,240,027.26	3,850,965.15	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	1,029,496.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	997,068.10	643,593.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,070,894.01	808,813.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,164,335.91	799,081.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,008,815.00	756,004.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	763,458.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	828,812.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	866,273.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	580,095.00	423,457.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	446,803.29	504,540.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	320,400.00	276,623.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	232,460.00	0.00	--	--	06/11/21	0.00	19,193.48	18,731.03	149,971.92	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	461,084.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	335,189.57	251,156.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	155,014,198.28	122,773,262.21				8,657,714.05	1,270,910.45	616,187.39	4,003,995.59	18,410.33	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	1	85,100,676.82	2	34,858,909.41	0	0.00	1	31,801,725.87	0	0.00	0	0.00	0	0.00	4.397583%	4.353196%	20
01/18/23	1	85,226,855.08	0	0.00	2	34,919,150.38	0	0.00	1	31,855,717.83	0	0.00	0	0.00	0	0.00	4.397726%	4.353324%	21
12/16/22	0	0.00	0	0.00	3	120,331,706.66	0	0.00	1	31,909,502.03	0	0.00	0	0.00	0	0.00	4.397869%	4.353451%	22
11/18/22	0	0.00	1	85,488,354.74	2	35,043,305.92	0	0.00	1	31,967,047.38	0	0.00	0	0.00	0	0.00	4.398021%	4.353585%	23
10/17/22	1	85,613,043.44	0	0.00	2	35,102,833.02	0	0.00	1	32,020,403.17	0	0.00	0	0.00	0	0.00	4.398162%	4.353711%	24
09/16/22	0	0.00	1	85,747,880.93	2	35,166,517.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398311%	4.353843%	25
08/17/22	0	0.00	0	0.00	3	121,097,139.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398451%	4.353967%	26
07/15/22	0	0.00	1	85,994,788.76	2	35,284,389.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398589%	4.354090%	27
06/17/22	1	86,128,206.63	0	0.00	2	35,347,393.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398736%	4.354220%	28
05/17/22	0	0.00	0	0.00	3	121,656,179.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.398873%	4.354342%	29
04/18/22	0	0.00	0	0.00	3	121,851,196.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399018%	4.354470%	30
03/17/22	0	0.00	1	86,504,155.68	2	35,526,174.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399153%	4.354590%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302660004	11/01/22	2	2	454,110.78	1,363,619.53	423,416.94	85,488,354.74	08/12/20	2
10	302660010	07/01/21	18	6	143,345.58	2,490,404.14	0.00	32,827,811.91	05/18/20	7			09/14/22
48	302660048	06/01/22	7	6	18,731.03	149,971.92	420,199.60	3,107,674.05	11/27/20	2
Totals					616,187.39	4,003,995.59	843,616.54	121,423,840.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		962,757,444	842,797,858	88,157,860		31,801,726
25 - 36 Months		23,994,438	23,994,438	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		23,619,873	23,619,873	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	1,010,371,755	890,412,169	0	85,100,677	3,057,184	31,801,726
Jan-23	1,011,466,054	891,320,049	85,226,855	0	3,063,433	31,855,718
Dec-22	1,012,556,101	892,224,394	0	0	88,422,205	31,909,502
Nov-22	1,013,722,085	893,190,424	0	85,488,355	3,076,259	31,967,047
Oct-22	1,014,803,365	894,087,489	85,613,043	0	35,102,833	0
Sep-22	1,015,960,898	895,046,500	0	85,747,881	35,166,517	0
Aug-22	1,017,033,479	895,936,339	0	0	121,097,140	0
Jul-22	1,018,101,892	896,822,715	0	85,994,789	35,284,389	0
Jun-22	1,019,247,020	897,771,420	86,128,207	0	35,347,393	0
May-22	1,020,306,832	898,650,652	0	0	121,656,180	0
Apr-22	1,021,443,667	899,592,471	0	0	121,851,196	0
Mar-22	1,022,494,945	900,464,615	0	86,504,156	35,526,174	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302660004	85,100,676.82	85,488,354.74	103,000,000.00	07/11/22	6,858,552.00	1.25640	06/30/22	10/01/24	259
10	302660010	31,801,725.87	32,827,811.91	67,500,000.00	11/14/22	2,588,694.50	1.06610	06/30/22	10/01/24	259
48	302660048	3,057,183.54	3,107,674.05	4,700,000.00	03/15/21	232,460.00	1.03150	12/31/21	08/01/24	257
Totals		119,959,586.23	121,423,840.70	175,200,000.00		9,679,706.50

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302660004	MU	NY	08/12/20	2

Loan transferred on 8/12/20 for Delinquent Payments. Notice of Default was delivered on 7/20/20. Subject is a 19-story, 175,972 NRSF, Class A office building with ground floor retail located in the Plaza District of Midtown Manhattan. Legal counsel has been retained to file for foreclosure and/or receivership, if necessary. Loan was accelerated on 12/1/20. Foreclosure complaint was filed on 12/15/21 and Borrower filed its answer on 4/5/22. The motion for summary judgment was filed on 8/26/22. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

10	302660010	LO	TX	05/18/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. Borrower agreed to transfer title back to the Lender and a Deed in Lieu was completed. The property transferred to REO on 9/14/22. Asset management working to stabilize asset and is assessing sale options.

48	302660048	IN	NY	11/27/20	2

The Loan transferred to SS on 12/1/2020 for 60+ days delinquent. Property is a 118K SF warehouse industrial center with five tenants. Notice of Default was sent on 12/2/2020. Legal counsel was retained to file for foreclosure and receivership.

On 11 /22/2021 a Foreclosure Complaint was filed with Application for Appointment of a rent receiver. On 1/11/2022, the Court heard Lender's motion for the appointment of a receiver and the same was placed. In response, Borrower filed for

Bankruptcy on 1/29/2022 which was dismissed in early 3/2022. The court-appointed receiver is in control of the Property. A motion for contempt was filed with the State Court during this reporting period. A hearing for the MSJ was held

10/2022. The Judge heard both sides and did not make a ruling. The Judge requested that both parties enter mediation prior to making a ruling which was scheduled for 12/1/22. However, the mediation was cancelled by the appointed mediator due to the facts of the case. A hearing was held on 1/18/2023 and the Judge did not make a ruling at the time. The Judge's decision is imminent but no timetable has been given by the Court.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	883100301	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	06/11/21
7A	302660055	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	07/16/21
11	883100309	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
11A	883100310	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
13	302511112	29,584,989.95	4.13000%	29,584,989.95	4.13000%	10	06/11/20	05/01/20	08/11/20
Totals		29,584,989.95		29,584,989.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	18,347.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,857.83	0.00	0.00	33,406.99	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,705.28	0.00	0.00	33,406.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		62,112.27

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29